Financial expenses	12 Months Ended
Dec. 31, 2020
Financial expenses
Financial expenses

Note 9 - Financial expenses

Accounting policies

Financial expenses include interest expenses, as well as realized and unrealized exchange rate adjustments, interest on lease obligations and fair value adjustments of securities. In addition, expenses related to the royalty bond until settlement in September 2018 were amortized over the expected duration of the bond and recognized as financial expenses until it was settled in September 2018.

Interest expense is recognized in the income statement in accordance with the effective interest rate method.

DKK thousand	2020	2019	2018
Interest expenses from liabilities at amortized costs	2,895	3,205	15,080
Amortization of financing costs	0	0	18,347
Fair value adjustments of marketable securities, cf. note 21	2,103	0	1,389
Loss on sale of marketable securities, cf. note 21	0	0	881
Other financial expenses	4,829	185	1,625
Exchange rate adjustments	39,487	0	0
Total financial expenses	49,314	3,390	37,322